Condensed Consolidated Balance Sheets $ in Thousands, $ in Thousands	Mar. 31, 2023 USD ($)	Mar. 31, 2023 USN ($)	Dec. 31, 2022 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 USN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Current assets
Cash and cash equivalents	$ 1,700		$ 4,235			$ 12,226
Accounts receivable, net	1		30
Research and development tax credit receivable	1,366		1,121			1,070
Prepaid expenses and other current assets	1,211		1,056			802
Total current assets	4,278		6,442			14,098
Property, plant equipment, net	576		602			802
Right-of-use assets, net	431	$ 431	475		$ 475	154
Other assets, non-current	6		6			6
Total assets	5,291		7,525			15,060
Current liabilities
Accounts payable and accrued expenses	1,048		931			1,423
Lease liabilities, current	225	225	206		206	87
Income tax payable	1		22
Other current liabilities	102		244
Total current liabilities	1,376		1,403			1,510
Lease liabilities, non-current	188	$ 188	239		$ 239	28
Total liabilities	1,564		1,642			1,538
Commitments and contingencies (Note 7)
Stockholders' equity
Preferred stock, par value $0.0001 per share, 10,000,000 shares authorized, zeroshares issued and outstanding, at March 31, 2023 and December 31, 2022, respectively
Common stock, par value $0.0001 per share, 300,000,000 shares authorized, 27,087,773 and 26,984,996 shares issued and outstanding, at March 31, 2023 and December 31, 2022, respectively	3		3			3
Additional paid-in capital	93,278		92,930			89,954
Accumulated other comprehensive loss	(939)		(483)			(1,363)
Accumulated deficit	(88,615)		(86,567)			(75,072)
Total stockholders' equity	3,727		5,883	$ 12,897		13,522	$ 1,851
Total liabilities and stockholders' equity	$ 5,291		$ 7,525			$ 15,060